UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-9082
M FUND, INC.
(Exact name of registrant as specified in charter)
M Financial Plaza 1125 NW Couch Street, Suite 900 Portland, Oregon		97209
(Address of principal executive offices)		(Zip code)
Daniel F. Byrne, President M Fund, Inc. M Financial Plaza 1125 NW Couch Street, Suite 900 Portland, Oregon 97209
(Name and address of agent for service)

With a copy to: Frederick R. Bellamy, Esquire Sutherland, Asbill & Brennan LLP 1275 Pennsylvania Avenue, N.W. Washington, D.C. 20004 2404

Registrant's telephone number, including area code:		(503) 232 6960

Date of fiscal year end:	12/31/2005

Date of reporting period:	03/31/2005

Item 1. Schedule of Investments.

The schedule of investments for the period ending March 31, 2005 is filed herewith.

Brandes International Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

March 31, 2005

		Value
Shares		(Note 1)
	FOREIGN COMMON STOCKS—96.1%

	Austria—1.0%
149,000	Telekom Austria AG	$2,917,783

	Belgium—0.8%
63,300	InBev	2,217,267

	Brazil—2.1%
319,900	Centrais Eletricas Brasileiras SA - SP ADR	2,141,890
56,300	Petroleo Brasileiro SA - ADR	2,165,861
8,252	Tele Centro Oeste Celular Participacoes SA - ADR	81,777
639	Tele Leste Celular Participacoes SA - ADR *	5,444
1,117	Tele Norte Leste Participacoes SA - ADR *	17,280
55,600	Telecomunicacoes Brasileiras SA - ADR	1,609,620
7,796	Telesp Celular Partcipacoes SA - ADR *	46,620
5,149	TIM Participacoes SA - ADR	77,286
		6,145,778

	Canada—0.8%
1,090,900	Bombardier, Inc. - Class B	2,435,145

	France—7.3%
439,900	Alcatel SA *	5,339,733
84,700	Carrefour SA	4,496,980
133,500	France Telecom SA	3,999,291
26,000	France Telecom SA 144A) ²	778,888
30,220	Nexans SA	1,250,187
60,649	Sanofi-Aventis	5,112,423
		20,977,502

	Germany—12.7%
115,600	Bayerische Hypo-und Vereinsbank AG *	2,828,912
46,240	Bayerische Hypo-und Vereinsbank AG 144A *²	1,131,565
119,772	Commerzbank AG *	2,600,163
107,700	DaimlerChrysler AG	4,822,831
386,200	Deutsche Telekom AG *	7,712,989
22,400	E.ON AG	1,922,782
61,000	Heidelberger Druckmaschinen AG 144A *²	1,950,009
28,900	Hypo Real Estate Holding *	1,204,949
37,800	Muenchener Rueckversicherungs-Gesellschaft AG	4,556,005
35,147	Schering AG	2,331,893
120,500	Volkswagen AG	5,738,250
		36,800,348

	Italy—3.5%
1,114,780	Banca Intesa SpA	5,651,251
1,165,538	Telecom Italia SpA	4,409,127
		10,060,378

1

	Japan—19.2%
176,200	Daiichi Pharmaceutical Co., Ltd.	$4,123,847
896,000	Hitachi, Ltd.	5,564,231
346	Japan Tobacco, Inc.	3,839,247
131,000	Matsushita Electric Industrial Co., Ltd.	1,929,973
403	Millea Holdings, Inc.	5,862,092
1,459,000	Mitsubishi Heavy Industries, Ltd.	3,877,244
484	Mitsubishi Tokyo Financial Group, Inc.	4,197,119
556,000	Mitsui Sumitomo Insurance Co., Ltd.	5,096,256
1,704	Nippon Telegraph & Telephone Corp.	7,451,872
15,200	Nippon Telegraph & Telephone Corp. - ADR	332,120
34,000	Ono Pharmaceutical Co., Ltd.	1,772,204
27,400	Rohm Co., Ltd.	2,644,319
99,300	Sankyo Co., Ltd.	2,092,573
723	Sumitomo Mitsui Financial Group, Inc.	4,894,382
27,200	TDK Corp.	1,861,607
		55,539,086

	Mexico—0.7%
54,800	Telefonos de Mexico SA de CV - Class L - SP ADR	1,892,244

	Netherlands—13.0%
129,617	ABN AMRO Holding NV	3,217,315
394,100	Aegon NV	5,320,432
158,900	Akzo Nobel NV	7,257,767
95,500	Heineken NV	3,310,488
88,979	ING Groep NV CVA	2,688,643
524,300	Koninklijke Ahold NV *	4,392,402
173,666	Koninklijke Ahold NV 144A *²	1,454,913
107,494	Unilever NV CVA	7,318,689
149,468	Wolters Kluwer NV	2,731,171
		37,691,820

	New Zealand—1.0%
680,035	Telecom Corp. of New Zealand, Ltd.	2,935,603

	Portugal—1.2%
287,208	Portugal Telecom SA	3,367,090

	Russia—1.5%
30,900	LUKOIL - SP ADR	4,183,860

	Singapore—3.0%
360,736	DBS Group Holdings, Ltd.	3,255,977
171,905	Jardine Matheson Holdings, Ltd.	2,991,147
293,000	Overseas Chinese Banking Corp.	2,449,358
		8,696,482

	South Korea—2.5%
350,100	Korea Electric Power Corp. - SP ADR	4,705,344
115,900	KT Corp. - SP ADR	2,469,829
		7,175,173

2

	Spain—4.5%
275,433	Banco Bilbao Vizcaya Argentaria SA		$4,486,373
65,600	Banco Bilbao Vizcaya Argentaria SA 144A) ²		1,068,521
159,973	Banco Santander Central Hispano SA		1,948,059
313,542	Telefonica SA		5,464,932
483	Telefonica SA - ADR		25,102
			12,992,987

	Switzerland—6.6%
40,200	Nestle SA - Registered		11,004,141
8,040	Swisscom AG		2,949,009
29,626	Zurich Financial Services AG *		5,201,587
			19,154,737

	United Kingdom—14.6%
797,300	BAE Systems Plc		3,907,501
5,516	British Energy Group Plc *		28,961
1,785,473	BT Group Plc		6,929,551
1,931,900	Corus Group Plc *		1,970,237
1,597,255	Corus Group Plc 144A *²		1,628,951
1,931,900	Corus Group Plc Deferred Shrs * ‡		0
316,800	GlaxoSmithKline Plc		7,257,482
249,654	Imperial Chemical Industries Plc		1,261,253
1,344,576	Invensys Plc *		393,602
2,534,081	Invensys Plc 144A *²		741,809
741,287	J Sainsbury Plc		4,049,484
797,438	Marks & Spencer Group Plc		5,210,903
374,300	Unilever Plc		3,697,103
1,382,153	William Morrison Supermarkets Plc		5,116,255
			42,193,092

	Venezuela—0.1%
20,180	Compania Anonima Nacional Telefonos de Venezuela (CANTV) - ADR *		381,806

	TOTAL FOREIGN COMMON STOCKS
	(Cost $236,326,469)		277,758,181

		Expiration
		Date
	RIGHTS—0.0%
14,096	Embratel Participacoes SA Rights *
	(Cost $0)	04/07/2005	0

	WARRANTS—0.0%
11,583	British Energy Group Plc Warrants *
	(Cost $38,974)	01/17/2010	41,892

3

Par				Value
Amount		Yield	Maturity	(Note 1)
	SHORT-TERM INVESTMENTS—19.6%
4,992,179	Bank of Nova Scotia †	2.700%	04/11/2005	$4,992,179
608,362	Bank of Nova Scotia †	2.780%	04/28/2005	608,362
5,152,378	BGI Institutional Money Market Fund †	2.792%	04/01/2005	5,152,378
7,641,091	Calyon †	2.770%	04/21/2005	7,641,091
1,453,718	Calyon †	2.770%	04/28/2005	1,453,718
746,494	Calyon †	2.925%	06/03/2005	746,494
10,188,121	Jupiter Securitization Corp. †	2.754%	04/04/2005	10,188,121
446,787	Keybank †	2.844%	04/01/2005	446,787
6,515,801	Merrill Lynch & Co., Inc. †	2.915%	04/01/2005	6,515,801
3,784,622	Merrill Lynch Premier Institutional Fund †	2.525%	04/01/2005	3,784,622
2,547,030	Merrimac Cash Fund - Premium Class † **	2.515%	04/01/2005	2,547,030
2,624,881	Rabobank Nederland †	2.780%	04/29/2005	2,624,881
2,547,030	Toronto Dominion Bank †	2.840%	05/09/2005	2,547,030
2,834,410	Toronto Dominion Bank †	3.010%	06/24/2005	2,834,410
2,053,651	Wells Fargo †	2.780%	04/21/2005	2,053,651
2,471,819	Wells Fargo †	2.790%	04/08/2005	2,471,819
	TOTAL SHORT-TERM INVESTMENTS—(Cost $56,608,374)			56,608,374

	TOTAL INVESTMENTS AT MARKET VALUE—115.7%
	(Cost $292,973,817)			334,408,447
	Other Liabilities in Excess of Assets - (15.7%)			(45,476,166)
	NET ASSETS—100.0%			$288,932,281

Notes to the Portfolio of Investments:

ADR—American Depositary Receipt

SP ADR—Sponsored American Depositary Receipt

*	Non-income producing security

²	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

†	Represents collateral received from securities lending transactions.

**	Regulated investment company advised by Investors Bank and Trust Co. (IBT). IBT is also the accounting and custody agent for this fund.

‡	Security had no market value at 3/31/05.

Percentages indicated are based on net assets.

4

At March 31, 2005, industry sector diversification of the Brandes International Equity Fund's investments as a percentage of net assets was as follows:

Percentage
of Net
Industry Sector	Assets
Diversified Telecom Services	19.4%
Commercial Banking	13.6%
Insurance	9.0%
Pharmaceuticals	7.8%
Food Products	7.6%
Food & Staples Retailing	6.8%
Automotive	3.6%
Electric Utilities	2.9%
Chemicals	2.9%
Electronic Equipment & Instruments	2.6%
Machinery	2.4%
Oil & Gas	2.3%
Aerospace & Defense	2.1%
Beverages	2.0%
Financial Services	1.9%
Multi Line Retail	1.8%
Communications Equipment	1.8%
Metals & Mining	1.3%
Tobacco	1.3%
Media	1.0%
Semiconductors & Semiconductor Equipment	0.9%
Household Durables	0.7%
Electrical Equipment	0.4%
Short-Term Investments	19.6%
115.7%

5

Turner Core Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

March 31, 2005

		Value
Shares		(Note 1)
	COMMON STOCKS—98.0%

	Advertising—0.7%
30,990	Monster Worldwide, Inc. *	$869,269

	Apparel Retailers—0.7%
27,600	Chico’s FAS, Inc. *	779,976

	Automotive—0.7%
13,530	Harley—Davidson, Inc.	781,493

	Banking—4.4%
22,940	American Express Co.	1,178,428
52,180	Bank of America Corp.	2,301,138
38,280	Northern Trust Corp.	1,662,883
		5,142,449

	Beverages, Food & Tobacco—4.3%
32,900	Archer-Daniels-Midland Co.	808,682
7,080	Brown-Forman Corp. - Class B	387,630
53,170	Pepsico, Inc.	2,819,605
27,410	Sysco Corp.	981,278
		4,997,195

	Casinos/Gaming—1.0%
17,350	MGM Mirage, Inc. *	1,228,727

	Chemicals—1.9%
36,440	Lyondell Chemical Co.	1,017,405
18,420	Monsanto Co.	1,188,090
		2,205,495

	Coal—1.0%
25,660	Peabody Energy Corp.	1,189,598

	Commercial Services—2.4%
67,660	Paychex, Inc.	2,220,601
20,950	Robert Half International Inc.	564,812
		2,785,413

	Communications—0.7%
23,970	QUALCOMM, Inc.	878,500

	Computer Software—2.5%
19,290	Cognizant Technology Solutions Corp. *	891,198
10,990	Google, Inc.- Class A *	1,983,805
		2,875,003

	Computer Software & Processing—9.7%
24,860	Alliance Data Systems Corp. *	1,004,344
38,550	Automatic Data Processing, Inc.	1,732,822
28,790	CheckFree Corp. *	1,173,480
114,130	Microsoft Corp.	2,758,522
95,940	Oracle Corp. *	1,197,331
32,890	VeriSign, Inc. *	943,943
74,980	Yahoo!, Inc. *	2,541,822
		11,352,264

1

	Computers & Information—4.6%
31,620	Apple Computer, Inc. *	$1,317,605
14,170	CDW Corp.	803,156
35,560	Dell, Inc. *	1,366,215
92,370	EMC Corp. *	1,137,998
28,380	International Game Technology	756,611
		5,381,585

	Cosmetics & Personal Care—2.6%
16,500	Colgate-Palmolive Co.	860,805
42,070	Procter & Gamble Co.	2,229,710
		3,090,515

	Diversified Manufacturing Operations—1.0%
21,500	Danaher Corp.	1,148,315

	Electric Utilities—0.9%
67,540	AES Corp. *	1,106,305

	Electrical Equipment—2.5%
80,060	General Electric Co.	2,886,964

	Electronics—6.4%
87,890	Intel Corp.	2,041,685
25,000	KLA-Tencor Corp. *	1,150,250
28,430	Marvell Technology Group, Ltd. *	1,090,006
69,990	Texas Instruments, Inc.	1,784,045
48,010	Xilinx, Inc.	1,403,332
		7,469,318

	Financial Services—9.0%
67,790	Citigroup, Inc.	3,046,483
23,390	Goldman Sachs Group, Inc.	2,572,666
46,580	Morgan Stanley	2,666,705
37,820	T. Rowe Price Group, Inc.	2,245,752
		10,531,606

	Food Retailers—1.5%
17,400	Starbucks Corp. *	898,884
7,870	Whole Foods Market, Inc.	803,763
		1,702,647

	Health Care Providers—1.5%
28,360	Caremark Rx, Inc. *	1,128,161
12,350	HCA, Inc.	661,589
		1,789,750

	Health Care Providers & Services—0.9%
20,600	Medco Health Solutions, Inc. *	1,021,142

2

	Heavy Machinery—2.1%
94,360	Applied Materials, Inc. *	$1,533,350
20,410	National-Oilwell, Inc. *	953,147
		2,486,497

	Industrial—Diversified—1.3%
43,620	Tyco International, Ltd.	1,474,356

	Insurance—2.9%
9,980	Aetna, Inc.	748,001
30,670	Prudential Financial, Inc.	1,760,458
7,320	WellPoint, Inc. *	917,562
		3,426,021

	Media—Broadcasting & Publishing—1.0%
35,120	Comcast Corp. - Class A *	1,186,354

	Medical and Health Products—0.4%
7,500	Bard (C.R.) Inc.	510,600

	Medical and Health Tech Services—0.9%
17,850	Rockwell Automation, Inc.	1,011,024

	Medical Supplies—2.1%
15,120	Fisher Scientific International, Inc. *	860,630
28,270	St. Jude Medical, Inc. *	1,017,720
7,060	Zimmer Holdings, Inc. *	549,339
		2,427,689

	Metals—1.4%
23,980	Cia Vale Do Rio Doce - ADR	758,008
17,670	United States Steel Corp.	898,520
		1,656,528

	Oil & Gas—7.0%
14,380	Apache Corp.	880,487
13,630	ConocoPhillips	1,469,859
13,550	Kinder Morgan, Inc.	1,025,735
28,780	Noble Corp.	1,617,724
12,960	Tidewater, Inc.	503,626
8,700	Valero Energy Corp.	637,449
37,470	Williams Co., Inc.	704,811
42,973	XTO Energy, Inc.	1,411,233
		8,250,924

	Oil Services—2.5%
17,580	Questar Corp.	1,041,615
17,840	Southwestern Energy Co. *	1,012,598
16,960	Ultra Petroleum Corp. *	861,568
		2,915,781

3

	Pharmaceuticals—6.4%
13,800	Amgen, Inc. *	$803,298
42,510	Gilead Sciences, Inc. *	1,521,858
40,250	Johnson & Johnson	2,703,190
94,250	Pfizer, Inc.	2,475,948
		7,504,294

	Restaurants—0.8%
18,870	Yum! Brands, Inc.	977,655

	Restaurants and Lodging—1.1%
19,540	Marriott International, Inc. - Class A	1,306,444

	Retailers—2.4%
35,810	eBay, Inc. *	1,334,281
28,970	Wal-Mart Stores, Inc.	1,451,687
		2,785,968

	Semiconductors—0.7%
28,500	Lam Research Corp. *	822,510

	Telephone Systems—2.0%
35,280	America Movil SA de CV - Class L - ADR	1,820,448
8,200	NII Holdings, Inc. - Class B *	471,500
		2,291,948

	Textiles, Clothing & Fabrics—0.7%
14,290	Coach, Inc. *	809,243

	Transportation—1.4%
14,900	Burlington Northern Santa Fe Corp.	803,557
15,940	C.H. Robinson Worldwide, Inc.	821,388
		1,624,945

	TOTAL COMMON STOCKS
	(Cost $103,405,851)	114,682,310

4

Par				Value
Amount		Yield	Maturity	(Note 1)

	SHORT—TERM INVESTMENTS—11.3%
1,170,469	Bank of Nova Scotia †	2.700%	04/11/2005	$1,170,469
142,637	Bank of Nova Scotia †	2.780%	04/28/2005	142,637
1,208,029	BGI Institutional Money Market Fund †	2.792%	04/01/2005	1,208,029
1,791,534	Calyon †	2.770%	04/21/2005	1,791,534
340,839	Calyon †	2.770%	04/28/2005	340,839
175,023	Calyon †	2.925%	06/03/2005	175,023
2,388,712	Jupiter Securitization Corp. †	2.754%	04/04/2005	2,388,712
104,754	Keybank †	2.844%	04/01/2005	104,754
1,527,698	Merrill Lynch & Co., Inc. †	2.915%	04/01/2005	1,527,698
887,344	Merrill Lynch Premier Institutional Fund †	2.525%	04/01/2005	887,344
597,178	Merrimac Cash Fund - Premium Class † **	2.515%	04/01/2005	597,178
615,431	Rabobank Nederland †	2.780%	04/29/2005	615,431
597,178	Toronto Dominion Bank †	2.840%	05/09/2005	597,178
664,557	Toronto Dominion Bank †	3.010%	06/24/2005	664,557
481,500	Wells Fargo †	2.780%	04/21/2005	481,500
579,544	Wells Fargo †	2.790%	04/08/2005	579,544
	TOTAL SHORT-TERM INVESTMENTS—(Cost $13,272,427)			13,272,427

	TOTAL INVESTMENTS AT MARKET VALUE—109.3%
	(Cost $116,678,278)			127,954,737

	Other Liabilities in Excess of Assets - (9.3%)			(10,878,299)
	NET ASSETS—100.0%			$117,076,438

Notes to the Portfolio of Investments:

ADR—American Depositary Receipt

*	Non-income producing security
**	Regulated investment company advised by Investors Bank and Trust Co. (IBT). IBT is also the accounting and custody agent for this fund.
†	Represents collateral received from securities lending transactions.

Percentages indicated are based on net assets.

5

At March 31, 2005, industry sector diversification of the Turner Core Growth Fund’s investments as a percentage of net assets was as follows:

Percentage
of Net
Summary of Sector Classifications	Assets
Basic Materials	3.3%
Communications	4.4%
Consumer Cyclical	6.6%
Consumer Non-Cyclical	23.8%
Energy	10.5%
Financial	16.3%
Industrial	8.3%
Technology	23.9%
Utilities	0.9%
Short-Term Investments	11.3%
Total	109.3%

1

Frontier Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

March 31, 2005

Shares		Value (Note 1)
	COMMON STOCKS—95.7%

	Aerospace & Defense—1.4%
42,550	Goodrich Corp.	$1,629,239
58,990	Orbital Sciences Corp. *	571,023
		2,200,262

	Automotive—2.4%
35,400	Autoliv, Inc.	1,686,810
54,300	CarMax, Inc. *	1,710,450
36,900	Goodyear Tire & Rubber Co. (The) *	492,615
		3,889,875

	Business Services—0.8%
137,600	Harris Interactive, Inc. *	634,336
80,500	Presstek, Inc. *	621,460
		1,255,796

	Chemicals—1.4%
18,700	Cabot Microelectronics Corp. *	586,806
12,200	FMC Corp. *	652,090
59,700	Mosaic Co. (The) *	1,018,482
		2,257,378

	Coal—1.0%
38,800	Massey Energy Co.	1,553,552

	Commercial Services—9.6%
38,300	Aramark Corp. - Class B	1,006,524
40,020	EGL, Inc. *	912,456
54,740	Fluor Corp.	3,034,238
27,640	Jacobs Engineering Group, Inc. *	1,435,069
148,300	Lo-Jack Corp. *	2,042,091
53,900	Omnicell, Inc. *	388,619
21,200	Portfolio Recovery Associates, Inc. *	721,436
90,600	Regeneration Technologies, Inc. *	934,086
43,200	Republic Services, Inc.	1,446,336
43,340	Ritchie Bros. Auctioneers, Inc.	1,369,544
100,300	Sotheby’s Holdings, Inc. - Class A *	1,701,088
11,600	TNS, Inc. *	208,220
26,920	Wind River Systems, Inc. *	405,954
		15,605,661

	Communications—3.6%
32,700	Andrew Corp. *	382,917
94,920	Arris Group, Inc. *	655,897
23,400	Concord Communications, Inc. *	236,808
52,800	Harmonic, Inc. *	504,768
15,760	Harris Corp.	514,564
46,100	Itron, Inc. *	1,366,404
240,500	Mindspeed Technologies, Inc. *	536,315
30,000	Polycom, Inc. *	508,500
52,510	Powerwave Technologies, Inc. *	406,427
161,320	Sonus Networks, Inc. *	683,997
		5,796,597

	Computer Software—0.4%
25,100	Amdocs, Ltd. *	$712,840

	Computer Software & Processing—6.2%
43,300	Ansoft Corp. *	1,168,234
102,800	BEA Systems, Inc. *	819,316
32,960	CheckFree Corp. *	1,343,450
90,400	Eclipsys Corp. *	1,399,392
42,900	Electronics for Imaging, Inc. *	765,336
85,930	Informatica Corp. *	710,641
38,300	PEC Solutions, Inc. *	481,814
41,670	Perot Systems Corp. - Class A *	560,045
44,300	SafeNet, Inc. *	1,298,433
20,300	Synopsys, Inc. *	367,430
213,100	Vastera, Inc. *	624,383
26,500	WebEx Communications, Inc. *	572,135
		10,110,609

	Computers & Information—3.9%
18,450	Diebold, Inc.	1,011,982
24,100	Global Imaging Systems, Inc. *	854,586
116,100	InFocus Corp. *	666,414
106,300	Komag, Inc. *	2,375,805
101,100	Maxtor Corp. *	537,852
74,100	Western Digital Corp. *	944,775
		6,391,414

	Containers & Packaging—2.5%
213,400	Crown Holdings, Inc. *	3,320,504
33,200	Pactiv Corp. *	775,220
		4,095,724

	Electric Utilities—0.6%
70,900	Citizens Communications Co.	917,446

	Electrical Equipment—2.0%
80,280	Artesyn Technologies, Inc. *	699,239
39,670	C&D Technologies, Inc.	398,683
15,800	Energy Conversion Devices, Inc. *	359,134
180,800	GrafTech International, Ltd. *	1,028,752
73,700	SBS Technologies, Inc. *	821,755
		3,307,563

	Electronics—16.1%
56,900	Actel Corp. *	875,122
137,840	Agere Systems, Inc. - Class A *	197,111
32,290	Anaren, Inc. *	391,678
38,100	ATMI, Inc. *	954,024
94,150	Cypress Semiconductor Corp. *	1,186,290

29,900	Fairchild Semiconductor International, Inc. *	$458,367
40,460	Genesis Microchip, Inc. *	584,647
13,100	Harman International Industries, Inc.	1,158,826
26,600	Hutchinson Technology, Inc. *	925,148
33,300	Integrated Circuit Systems, Inc. *	636,696
29,000	Intersil Corp. - Class A	502,280
353,300	MEMC Electronic Materials, Inc. *	4,751,885
44,360	Mercury Computer Systems, Inc. *	1,223,449
89,200	Microsemi Corp. *	1,453,068
72,640	National Semiconductor Corp.	1,497,110
132,600	PMC - Sierra, Inc *	1,166,880
58,500	Power-One, Inc. *	284,310
53,500	RF Micro Devices, Inc. *	279,270
28,500	Rogers Corp. *	1,140,000
86,700	Sanmina-Sci Corp. *	452,574
25,900	Semtech Corp. *	462,833
81,900	SiRF Technology Holdings, Inc. *	914,004
68,270	Skyworks Solutions, Inc. *	433,515
70,400	SpatiaLight, Inc. *	355,520
114,846	Stats Chippac Ltd.- ADR *	759,132
36,700	Teradyne, Inc. *	535,820
187,200	Transmeta Corp. *	174,096
36,185	Trimble Navigation, Ltd. *	1,223,415
191,700	Vitesse Semiconductor Corp. *	513,756
53,685	Zoran Corp. *	555,640
		26,046,466

	Entertainment—0.5%
75,000	Insight Communications Co., Inc. *	888,750

	Entertainment & Leisure—1.2%
22,500	Hasbro, Inc.	460,125
26,800	NetFlix, Inc. *	290,780
211,400	Pinnacle Systems, Inc. *	1,181,726
		1,932,631

	Environmental—0.3%
191,800	Bennett Environmental, Inc. *	554,302

	Financial Services—1.6%
38,000	Ameritrade Holding Corp. *	387,980
92,870	E*Trade Financial Corp. *	1,114,440
51,400	Waddell & Reed Financial, Inc. - Class A	1,014,636
		2,517,056

	Forest Products & Paper—1.7%
63,870	Packaging Corp. of America	1,551,402
78,920	Smurfit-Stone Container Corp.	1,220,892
		2,772,294

	Health Care Providers—2.5%
14,900	Apria Healthcare Group, Inc. *	$478,290
46,500	Cross Country Healthcare, Inc. *	779,340
14,970	Express Scripts, Inc. *	1,305,234
47,850	Matria Healthcare, Inc. *	1,469,474
		4,032,338

	Heavy Machinery—4.8%
70,160	Chicago Bridge & Iron Co., NV	3,089,145
54,100	Kaydon Corp.	1,698,740
36,100	National-Oilwell, Inc. *	1,685,870
35,900	Pall Corp.	973,608
14,430	Timken Co.	394,516
		7,841,879

	Home Construction, Furnishings & Appliances—0.6%
58,300	Digital Theater Systems, Inc. *	1,055,813

	Insurance—1.0%
38,600	Assured Guaranty, Ltd.	692,870
16,400	PMI Group, Inc. (The)	623,364
13,700	PXRE Group, Ltd.	351,405
		1,667,639

	Media—0.2%
11,200	Entercom Communications Corp. *	397,824

	Medical and Health Tech Services—1.5%
16,000	ICON Plc - ADR *	600,320
131,200	Input/Output, Inc. *	846,240
20,600	Psychiatric Solutions, Inc. *	947,600
		2,394,160

	Medical Supplies—1.8%
17,300	Cyberonics, Inc. *	764,141
17,450	Intermagnetics General Corp. *	424,733
11,060	Millipore Corp. *	480,004
46,480	STERIS Corp. *	1,173,620
		2,842,498

	Medical & Bio-Technology—1.0%
33,500	Pharmaceutical Product Development, Inc. *	1,623,075

	Metals—3.4%
55,680	Allegheny Technologies, Inc.	1,342,445
37,200	Brush Engineered Materials *	707,916
86,700	Couer D’alene Mines Corp. *	318,189
24,500	Maverick Tube Corp. *	796,495
22,000	Northwest Pipe Co. *	543,180
14,100	Reliance Steel & Aluminum Co.	564,141
31,600	RTI International Metals, Inc. *	739,440
14,500	Watts Water Technologies, Inc. - Class A	472,845
		5,484,651

	Mining—0.7%
27,400	Freeport-McMoran Copper & Gold, Inc. - Class B	$1,085,314

	Oil & Gas—10.2%
24,000	Ashland, Inc.	1,619,280
45,000	Core Laboratories NV *	1,155,150
39,398	Devon Energy Corp.	1,881,255
27,011	ENSCO International, Inc.	1,017,234
12,500	GlobalSantaFe Corp.	463,000
16,700	InterOil Corp. *	583,832
22,780	Noble Corp.	1,280,464
13,800	Pioneer Natural Resources Co.	589,536
28,340	Premcor, Inc.	1,691,331
13,830	Remington Oil & Gas Corp. *	435,922
86,920	Talisman Energy, Inc.	2,968,318
26,300	Transocean, Inc. *	1,353,398
21,380	Western Gas Resources, Inc.	736,541
40,340	Willbros Group, Inc. *	814,868
		16,590,129

	Pharmaceuticals—1.2%
25,780	Cambrex Corp.	549,114
37,800	InterMune, Inc. *	415,800
44,780	Parexel International Corp. *	1,052,330
		2,017,244

	Restaurants—0.5%
64,500	Triarc Cos. - Class B	892,035

	Retailers—2.2%
74,240	Dollar Tree Stores, Inc. *	2,132,915
52,370	Insight Enterprises, Inc. *	919,617
41,400	ValueVision Media, Inc. - Class A *	512,118
		3,564,650

	Semiconductors—0.3%
15,300	Lam Research Corp. *	441,558

	Stores—0.4%
105,400	Tweeter Home Entertainment Group, Inc. *	587,078

	Supermarkets—0.6%
17,200	Panera Bread Co. *	972,316

	Telephone Systems—0.4%
136,600	LCC International, Inc. - Class A *	575,086

	Textiles, Clothing & Fabrics—1.7%
77,710	Delta & Pine Land Co.	2,098,170
181,370	Unifi, Inc. *	607,590
		2,705,760

	Transportation—3.5%
43,900	Kansas City Southern *			$845,514
39,600	Kirby Corp. *			1,664,388
53,200	Landstar System, Inc. *			1,742,300
13,100	Sabre Holdings Corp.			286,628
49,460	Swift Transportation Co., Inc. *			1,095,044
				5,633,874
	TOTAL COMMON STOCKS (Cost $122,846,743)			155,211,137

			Expiration Date
	RIGHTS—0.0%
9,800	Veritas Software Corp., Rights
	(Cost $0)		N/A	0

Par Amount		Yield	Maturity	Value (Note 1)

	SHORT-TERM INVESTMENTS—19.1%
2,738,368	Bank of Nova Scotia †	2.700%	04/11/2005	$2,738,368
333,706	Bank of Nova Scotia †	2.780%	04/28/2005	333,706
2,826,242	BGI Institutional Money Market Fund †	2.792%	04/01/2005	2,826,242
4,191,379	Calyon †	2.770%	04/21/2005	4,191,379
797,410	Calyon †	2.770%	04/28/2005	797,410
409,476	Calyon †	2.925%	06/03/2005	409,476
5,588,506	Jupiter Securitization Corp. †	2.754%	04/04/2005	5,588,506
245,077	Keybank †	2.844%	04/01/2005	245,077
3,574,122	Merrill Lynch & Co., Inc. †	2.915%	04/01/2005	3,574,122
2,075,985	Merrill Lynch Premier Institutional Fund †	2.525%	04/01/2005	2,075,985
1,397,126	Merrimac Cash Fund — Premium Class † **	2.515%	04/01/2005	1,397,126
1,439,830	Rabobank Nederland †	2.780%	04/29/2005	1,439,830
1,397,126	Toronto Dominion Bank †	2.840%	05/09/2005	1,397,126
1,554,763	Toronto Dominion Bank †	3.010%	06/24/2005	1,554,763
1,126,492	Wells Fargo †	2.780%	04/21/2005	1,126,492
1,355,871	Wells Fargo †	2.790%	04/08/2005	1,355,871

	TOTAL SHORT-TERM INVESTMENTS— (Cost $31,051,479)			31,051,479

	TOTAL INVESTMENTS AT MARKET VALUE—114.8% (Cost $153,898,222)			186,262,616
	Other Liabilities in Excess of Assets - (14.8%)			(24,062,272)
	NET ASSETS—100.0%			$162,200,344

Notes to the Portfolio of Investments:

ADR-American Depositary Receipt

*	Non-income producing security
**	Regulated investment company advised by Investors Bank and Trust Co. (IBT). IBT is also the accounting and custody agent for this fund.
†	Represents collateral received from securities lending transactions.

Percentages indicated are based on net assets.

At March 31, 2005, industry sector diversification of the Frontier Capital Appreciation Fund’s investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Basic Materials	5.5%
Communications	4.2%
Consumer Cyclical	9.6%
Consumer Non-Cyclical	18.9%
Energy	11.2%
Financial	2.6%
Industrial	16.2%
Technology	26.9%
Utilities	0.6%
Short-Term Investments	19.1%
Total	114.8%

1

Business Opportunity Value Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

March 31, 2005

		Value
Shares		(Note 1)
	COMMON STOCKS-94.5%

	Aerospace & Defense-3.2%
9,500	General Dynamics	$1,016,975
6,600	United Technologies Corp.	670,956
		1,687,931

	Banking-6.1%
30,390	Bank of America Corp.	1,340,199
27,100	MBNA Corp.	665,305
44,100	U.S. Bancorp	1,270,962
		3,276,466

	Beverages, Food & Tobacco-0.8%
10,100	Allied Domecq PLC - SP ADR	410,767

	Building Materials-1.3%
18,100	Home Depot, Inc.	692,144

	Chemicals-4.7%
16,700	Dow Chemical Co. (The)	832,495
11,600	Monsanto Co.	748,200
19,400	Praxair, Inc.	928,484
		2,509,179

	Computer Software & Processing-3.1%
42,513	First Data Corp.	1,671,186

	Computers & Information-1.5%
8,900	International Business Machines Corp.	813,282

	Construction & Engineering-1.2%
9,000	Pulte Homes, Inc.	662,670

	Electronics-5.0%
34,500	Intel Corp.	801,435
69,000	Thomson - SP ADR	1,863,000
		2,664,435

	Entertainment-5.5%
20,400	Harrah’s Entertainment, Inc.	1,317,432
157,100	Liberty Media Corp. - Class A	1,629,127
		2,946,559

	Financial Services-8.6%
31,100	Citigroup, Inc.	1,397,634
22,800	Freddie Mac	1,440,960
24,500	JP Morgan Chase & Co.	847,700
16,500	Merrill Lynch & Co., Inc.	933,900
		4,620,194

	Forest Products & Paper-1.3%
10,200	Weyerhaeuser Co.	698,700

1

	Health Care Providers-1.7%
23,200	Caremark Rx, Inc. *	$922,896

	Heavy Construction-1.2%
11,400	Lennar Corp.- Class A	646,152

	Industrial-Diversified-2.7%
43,100	Tyco International, Ltd.	1,456,780

	Insurance-2.9%
21,200	Allstate Corp.	1,146,072
7,600	American International Group, Inc.	421,116
		1,567,188

	Machinery-2.2%
25,000	American Standard Cos., Inc.	1,162,000

	Media-2.5%
44,100	Vivendi Universal SA - SP ADR *	1,349,460

	Media-Broadcasting & Publishing-1.3%
20,600	Clear Channel Communications, Inc.	710,082

	Medical - HMO-5.1%
11,500	UnitedHealth Group, Inc.	1,096,870
13,000	WellPoint, Inc. *	1,629,550
		2,726,420

	Medical Supplies-4.8%
24,200	Baxter International, Inc.	822,316
59,300	Boston Scientific Corp. *	1,736,897
		2,559,213

	Oil & Gas-7.4%
16,700	Burlington Resources, Inc.	836,169
17,300	ChevronTexaco Corp.	1,008,763
25,400	Devon Energy Corp.	1,212,850
6,900	EOG Resources, Inc.	336,306
4,700	Total SA - SP ADR	550,981
		3,945,069

	Pharmaceuticals-7.4%
20,000	Amgen, Inc. *	1,164,200
48,585	Biogen Idec, Inc. *	1,676,668
19,400	Genzyme Corp. *	1,110,456
		3,951,324

	Restaurants-5.3%
44,100	McDonald’s Corp.	1,373,274
28,000	Yum! Brands, Inc.	1,450,680
		2,823,954

2

	Stores-2.9%
30,100	J.C. Penney Co., Inc. (Holding Co.)	$1,562,792

	Telephone Systems-4.8%
19,400	America Movil SA de CV - Class L - ADR	1,001,040
69,550	Sprint Corp. - FON Group	1,582,263
		2,583,303
	TOTAL COMMON STOCKS
	(Cost $47,337,635)	50,620,146

Par				Value
Amount		Yield	Maturity	(Note 1)

	SHORT-TERM INVESTMENTS-19.1%
898,984	Bank of Nova Scotia †	2.700%	04/11/2005	$898,984
109,553	Bank of Nova Scotia †	2.780%	04/28/2005	109,553
927,833	BGI Institutional Money Market Fund †	2.792%	04/01/2005	927,833
1,375,996	Calyon †	2.770%	04/21/2005	1,375,996
261,783	Calyon †	2.770%	04/28/2005	261,783
134,428	Calyon †	2.925%	06/03/2005	134,428
1,834,661	Jupiter Securitization Corp. †	2.754%	04/04/2005	1,834,661
80,457	Keybank †	2.844%	04/01/2005	80,457
1,173,356	Merrill Lynch & Co., Inc. †	2.915%	04/01/2005	1,173,356
681,529	Merrill Lynch Premier Institutional Fund †	2.525%	04/01/2005	681,529
458,665	Merrimac Cash Fund - Premium Class † **	2.515%	04/01/2005	458,665
472,685	Rabobank Nederland †	2.780%	04/29/2005	472,684
458,665	Toronto Dominion Bank †	2.840%	05/09/2005	458,665
510,416	Toronto Dominion Bank †	3.010%	06/24/2005	510,416
369,818	Wells Fargo †	2.780%	04/21/2005	369,818
445,122	Wells Fargo †	2.790%	04/08/2005	445,122
	TOTAL SHORT-TERM INVESTMENTS-(Cost $10,193,950)			10,193,950

	TOTAL INVESTMENTS AT MARKET VALUE—113.6%
	(Cost $57,531,585)			60,814,096
	Other Liabilities in Excess of Assets - (13.6%)			(7,258,123)
	NET ASSETS—100.0%			$53,555,973

Notes to the Portfolio of Investments:

ADR-American Depositary Receipt

3

SP ADR-Sponsored American Depositary Receipt

*	Non-income producing security
**	Regulated investment company advised by Investors Bank and Trust Co. (IBT). IBT is also the accounting and custody agent for this fund.
†	Represents collateral received from securities lending transactions.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

4

At March 31, 2005, industry sector diversification of the Business Opportunity Value Fund’s investments as a percentage of net assets was as follows:

Percentage
of Net
Summary of Sector Classifications	Assets
Basic Materials	4.7%
Communications	8.6%
Consumer Cyclical	10.9%
Consumer Non-Cyclical	25.1%
Energy	7.4%
Financial	17.6%
Industrial	10.6%
Technology	9.6%
Short-Term Investments	19.1%
Total	113.6%

1

M Fund, Inc.

Notes to the Portfolios of Investments

M Fund, Inc. (the “Company”) was incorporated in Maryland on August 11, 1995 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of March 31, 2005, the Company consisted of four separate diversified investment portfolios: Brandes International Equity Fund, Turner Core Growth Fund, Frontier Capital Appreciation Fund and Business Opportunity Value Fund (singularly the “Fund” or collectively the “Funds”), each of which is, in effect, a separate mutual fund.

1. Significant Accounting Policies

The following is a summary of significant accounting policies for the Funds. Such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies and are consistently followed by the Funds in the preparation of the portfolios of investments.

Portfolio Valuation

Equity securities and other similar investments traded on a recognized U.S. securities exchange are valued at the last sale price on that exchange. If no sale occurs, equity securities traded on a U.S. exchange are valued at the mean between the closing bid and closing asked price. Equity securities and other similar investments traded on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the NASDAQ Official Closing Price. If no sale occurs, equities traded on NASDAQ are valued at the mean between the closing bid and closing asked price. Equity securities and other similar investments traded on a foreign exchange are generally valued according to the latest closing values on that exchange prior to the close of the New York Stock Exchange. Equities traded on a foreign exchange, for which no sale occurs, are valued at the official bid price. Unlisted equity securities for which market quotations are readily available are valued at the last sale price or, if no sale occurs, at the mean between the last bid and last asked price. Debt securities and other fixed-income investments of the Funds with a remaining maturity of sixty-one days or more will be valued at prices supplied by independent pricing agents approved by the Board of Directors. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Amortized cost valuation involves initially valuing a security at its cost, and thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. Securities for which there are no readily available market quotations or whose market value does not, in the investment adviser’s opinion, reflect fair value, are valued at fair value using methods determined in good faith by the Board of Directors.

Security Lending

The Funds may lend their securities to certain qualified brokers. Investors Bank and Trust Company acts as the stock lending agent for the Funds. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value plus accrued interest of the securities on loan. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrowers of the securities fail financially. The Funds receive compensation in the form of fees, or it retains a portion of interest on the investments of any cash received as collateral for lending their securities. The Funds also continue to receive interest or dividends on the securities loaned.

2. Tax Basis Unrealized Appreciation / (Depreciation)

At March 31, 2005, aggregated gross unrealized appreciation for investment securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for investment securities in which there is an excess of tax cost over value were as follows:

				Net
	Federal	Tax Basis	Tax Basis	Tax Basis
	Income Tax	Unrealized	Unrealized	Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Brandes International Equity Fund	$236,999,313	$48,778,190	$7,977,431	$40,800,759
Turner Core Growth Fund.	103,577,600	13,245,686	2,140,977	11,104,709
Frontier Capital Appreciation Fund	124,447,466	39,138,421	8,374,750	30,763,671
Business Opportunity Value Fund	47,382,619	4,199,162	961,635	3,237,527

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a 2(a) under the Investment Company Act of 1940 (17 CFR 270.30a 2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

M Fund, Inc.

	By:	/s/ Daniel F. Byrne
Daniel F. Byrne, President/Principal Executive Officer

Date	May 5, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Daniel F. Byrne
Daniel F. Byrne, President/Principal Executive Officer
Date	May 5, 2005

	By:	/s/ David W. Schutt
David W. Schutt, Treasurer/Principal Financial and Accounting Officer

Date	May 5, 2005